CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,957,543)	$ (275,715)	¥ (2,008,005)	¥ (2,471,127)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	515,724	72,638	496,958	192,567
Share-based compensation	163,153	22,980	218,730	207,943
Foreign exchange loss/(gain)	(63)	(9)	(7,419)	1,126
(Gain)/loss from disposal of property and equipment	715	101	546	(133)
Unrealized gains from wealth management products	(2,756)	(388)	(2,175)
Impairment loss of goodwill	957,605	134,876	0	0
Inventory write-down			297	176
Provision for credit loss	42,354	5,965	10,651
Changes in operating assets and liabilities:
Accounts receivable	(115,620)	(16,285)	28,171	51,260
Inventories	(444)	(63)	(2,779)	(1,561)
Amount due from related parties	(226,093)	(31,845)	(220,319)	(194,326)
Prepayments and other current assets	143,900	20,270	(53,236)	(65,491)
Operating lease right-of-use assets	21,257	2,994	39,219	30,309
Other non-current assets	7,711	1,086	(4,449)	(20,467)
Accounts payable	(4,783)	(674)	(9)	(4,046)
Notes payable				(170,000)
Payable to riders and drivers	73,003	10,282	213,337	(136,513)
Amount due to related parties	43,036	6,061	75,243	18,842
Accrued expenses and other current liabilities	(11,084)	(1,560)	315,779	(55,321)
Deferred tax liabilities	(5,009)	(706)	(5,012)	(11,558)
Operating lease liabilities	(25,901)	(3,648)	(40,968)	(29,260)
Net cash used in operating activities	(380,838)	(53,640)	(945,440)	(2,657,580)
Cash flows from investing activities:
Proceeds from disposal of short-term investments	2,754,169	387,917	3,694,301	730,278
Purchase of short-term investments	(1,578,399)	(222,313)	(4,670,101)	(1,162,294)
Purchase of property and equipment and intangible assets	(7,248)	(1,021)	(3,743)	(16,880)
Proceeds from disposal of property and equipment	634	89	917	166
Loan provided to third party companies (see Note 5)	(1,177,500)	(165,847)	(1,103,500)	(446,223)
Loan settled by third party companies (see Note 5)	1,223,200	172,284	1,055,733	208,290
Net cash (used in)/provided by investing activities	1,214,856	171,109	(1,026,393)	(686,663)
Cash flows from financing activities:
Proceeds from short-term loan			600,000	100,000
Repayment of short-term loan	(100,000)	(14,085)	(600,000)	(600,000)
Issuance of ordinary shares			3,451,921
Proceeds from exercise of share options	12,806	1,804	10,665	31,754
Repurchase of ordinary shares			(401,566)	(968,409)
(Payment of)/proceeds from stock sold on behalf of employees	1,996	281	(6,166)	(117,850)
Net cash (used in)/provided by financing activities	(85,198)	(12,000)	3,054,854	(1,554,505)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(4,450)	(626)	13,998	(51,457)
Net (decrease)/increase in cash, cash equivalents and restricted cash	744,370	104,843	1,097,019	(4,950,205)
Cash and cash equivalents and restricted cash, beginning of the year	1,667,869	234,914	570,850	5,521,055
Cash and cash equivalents and restricted cash, end of the year	¥ 2,412,239	$ 339,757	¥ 1,667,869	¥ 570,850